Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Lease, Expense	$ 37,000	$ 32,000	$ 75,000	$ 64,000
Consulting Service [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party	25,000	25,000	50,000	50,000
Laboratory Testing Services [Member]
Related Party Transaction [Line Items]
Outstanding accounts payables	69,000	123,000	69,000	123,000
Expenses from transactions with related party	$ 19,000	$ 8,000	$ 90,000	$ 206,000